SUPPLEMENT DATED OCTOBER 30, 2024
     TO THE PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED APRIL 29, 2024
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                AMERICAN GENERAL LIFE INSURANCE COMPANY

                   VARIABLE ANNUITY ACCOUNT FIVE
                 Seasons Select II Variable Annuity
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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract in the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Effective on or about October 30, 2024, the Current Expenses for below Underlying Funds have been updated as follows.


----------------------------------------------------  ----------  -------------
 Underlying Fund Name                                   Share       New Current
                                                        Class         Expense
----------------------------------------------------  ----------  -------------
SA Multi-Managed Mid Cap Value Portfolio                Class 2       1.15%
-----------------------------------------------------  ----------  ------------
SA Multi-Managed Mid Cap Value Portfolio                Class 3       1.25%
-----------------------------------------------------  ----------  ------------



            Please keep this supplement with your Prospectus.